Average Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2015 Fund	Sep. 08, 2023
Fidelity Advisor Freedom Blend 2015 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(14.93%)
Since Inception	2.74%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.25%	[1]
F0550
Average Annual Return:
Past 1 year	(14.37%)
Since Inception	2.75%	[1]

[1]	AFrom August 31, 2018.